CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues		$ 0	$ 22,000	$ 0	$ 117,000
Cost of revenues		0	20,530	0	112,450
Gross profit		0	1,470	0	4,550
Operating expenses:
Sales and marketing		119,252	125,912	310,591	828,440
General and administrative		2,922,753	1,235,549	4,235,560	2,309,394
Amortization and depreciation		558,595	364,635	933,813	727,914
Total operating expenses		3,600,600	1,726,096	5,479,964	3,865,748
Loss from operations		(3,600,600)	(1,724,626)	(5,479,964)	(3,861,198)
Other income (expense):
Unrealized gain (loss) on marketable securities		(1,652,755)	(8,949,169)	(413,189)	3,734,275
Interest income		6,083	1,242	12,461	2,485
Interest expense		(22,981)	(241,448)	(114,946)	(395,469)
Gain on disposition of asset		2,456	0	2,456	0
Other income		39,934	92,590	40,084	93,884
Total other income (expense)		(1,627,263)	(9,096,785)	(473,134)	3,435,175
Loss before provision for income taxes		(5,227,863)	(10,821,411)	(5,953,098)	(426,023)
Provision for income taxes		0	296,477	(800)	(723,911)
Consolidated net loss		(5,227,863)	(10,524,934)	(5,953,898)	(1,149,934)
Less: Net loss attributable to noncontrolling interests		(322,546)	(1,114,003)	(447,698)	(1,255,844)
Net income (loss) attributable to Vivakor, Inc.		(4,905,317)	(9,410,931)	(5,506,200)	105,910
Net loss attributable to common shareholders		(4,905,317)	(9,410,931)	(5,506,200)	105,910
Dividend on preferred stock		0	42,196	0	42,196
Net income loss to parent		$ (4,905,317)	$ (9,453,127)	$ (5,506,200)	$ 63,714
Basic and diluted net loss per share	[1]	$ (0.33)	$ (0.79)	$ (0.38)	$ 0.00
Diluted net income per share	[1]	$ (0.33)	$ (0.79)	$ (0.38)	$ 0.00
Basic weighted average common shares outstanding	[1]	15,038,619	11,966,840	14,388,004	11,640,306
Effect of dilutive securities	[1]	0	0	0	910,483
Diluted weighted average common shares outstanding	[1]	15,038,619	11,966,840	14,388,004	12,550,789

[1]	Share and per share amounts have been retroactively adjusted to reflect the one-for-thirty reverse stock split effective February 14, 2022. See Note 1 – Organization and Basis of Presentation for additional information